Subsequent events	12 Months Ended
Dec. 31, 2020
Events After Reporting Period [Abstract]
Subsequent events	Subsequent events
At the Market Offering Program
In January 2021, we entered into a note distribution agreement, or the Distribution Agreement, with B. Riley Securities, Inc., as sales agent, or the Agent, under which we may offer and sell, from time to time, up to an additional $75.0 million aggregate principal amount of our 7.00% Senior Notes due 2025, or the Additional Notes.
Any Additional Notes sold will be issued under that certain indenture pursuant to which we previously issued $28.1 million aggregate principal amount of 7.00% Senior Notes due 2025 or the Senior Notes due 2025, on May 29, 2020 or the Initial Notes. The Additional Notes will have the same terms as the Initial Notes (other than date of issuance), form a single series of debt securities with the Initial Notes and have the same CUSIP number and be fungible with, the Initial Notes immediately upon issuance, including for purposes of notices, consents, waivers, amendments and any other action permitted under the aforementioned indenture. The Senior Notes due 2025 are listed on the NYSE under the symbol “SBBA.”
Sales of the Additional Notes may be made over a period of time, and from time to time, through the Agent, in transactions involving an offering of the Senior Notes due 2025 into the existing trading market at prevailing market prices. Since its inception, we have issued $13.6 million aggregate principal amount of Senior Notes due 2025 under the program, resulting in $13.3 million in aggregate net proceeds (net of underwriters commissions and expenses).
Declaration of Dividend
On February 17, 2021, our Board of Directors declared a quarterly cash dividend of $0.10 per common share, which was paid on March 15, 2021 to all shareholders of record as of March 2, 2021.
Convertible Notes due 2022
On March 2, 2021, the conversion rate of the 3.00% Convertible Notes due 2022, or the Convertible Notes due 2022, was adjusted to reflect the payment of a cash dividend on March 15, 2021 to all shareholders of record as of March 2, 2021. The new conversion rate for the Convertible Notes due 2022 is 26.6617 of the Company's common shares representing an increase of the prior conversion rate of 0.1806 for each $1,000 principal amount of the Convertible Notes due 2022.
Drawdowns from existing facilities
In January 2021, we executed an agreement to extend the availability period for future drawdowns on our BNPP Sinosure Credit Facility to June 15, 2022 from March 15, 2021. In March 2021, we drew down $1.9 million from our BNPP Sinosure Credit Facility to partially finance the purchase and installation of a scrubber on a MR product tanker.
In January 2021, we drew down $10.0 million from our China Huarong Lease Financing to partially finance the purchase and installations of scrubbers on five MR product tankers.
In January 2021, we drew down $2.1 million from our ING Credit Facility to partially finance the purchase and installations of scrubbers on two LR2 product tankers.
In January 2021, we drew down an aggregate of $11.4 million, which consisted of (i) $3.8 million under the BCFL Lease Financing (LR2s); (ii) $5.8 million under the BCFL Lease Financing (MRs) and (iii) $1.9 million under the $116.0 Million Lease Financing to partially finance the purchase and installations of scrubbers on six product tankers.
2021 AVIC Lease Financing
In February 2021, we closed on the sale and leaseback of two vessels (STI Memphis and STI Soho) with AVIC International Leasing Co., Ltd. for aggregate proceeds of $44.2 million (the “2021 AVIC Lease Financing”). We repaid the outstanding indebtedness of $30.0 million related to these vessels on the 2018 NIBC Credit Facility as part of these transactions. In March 2021, we closed on the sale and leaseback of two additional vessels (STI Lombard and STI Osceola) under the 2021 AVIC Lease Financing for aggregate proceeds of $53.1 million. We repaid the outstanding indebtedness of $29.6 million related to these vessels on the ING Credit Facility as part of these transactions.
Under the 2021 AVIC Lease Financing, each vessel is subject to a nine-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.45% per annum and are scheduled to be repaid in equal aggregate quarterly repayments of approximately $1.8 million. Each agreement contains purchase options to re-acquire each of the subject vessels beginning on the second anniversary date from the delivery date of the respective vessel, with a purchase obligation upon the expiration of each agreement. Additionally, we are required to deposit with the lessor 1% of the borrowing amount, or $1.0 million in aggregate.
Our 2021 AVIC Lease Financing includes financial covenants that require us to maintain:
•Net debt to total capitalization shall not equal or exceed 70%.
•Net worth shall always exceed $650.0 million.
•The aggregate of the fair market value of the vessels provided as collateral under the lease financing shall at all times be no less than 115% of the then aggregate outstanding principal amount on or before the third anniversary date of the delivery of the vessel and 120% thereafter.
2021 $21.0 Million Credit Facility
In February 2021, we drew down $21.0 million on a term loan facility with a European financial institution (the "2021 $21.0 Million Credit Facility"). The proceeds of this loan facility were used to refinance the outstanding debt on an LR2 product tanker, STI Madison, that was previously financed under our KEXIM Credit Facility. We repaid the outstanding indebtedness of $15.9 million related to this vessel on the KEXIM Credit Facility in January 2021 upon its maturity. The loan facility has a final maturity of December 2022, bears interest at LIBOR plus a margin of 2.65% per annum, and is scheduled to be repaid in equal quarterly installments of approximately $0.6 million, with a balloon payment due upon maturity.
Our 2021 $21.0 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of not less than $1.0 billion plus (i) 25% of the positive consolidated net income for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate outstanding principal amount of the loans under the credit facility.
2021 CMBFL Lease Financing
In March 2021, we received a commitment to sell and leaseback four Handymax vessels (STI Comandante, STI Brixton, STI Pimlico and STI Finchley) and one MR vessel (STI Westminster) from CMB Financial Leasing Co. Ltd, or CMBFL (the "2021 CMBFL Lease Financing"). The borrowing amount under the arrangement will be up to $79.1 million in aggregate. In March 2021, we closed on the sale and leaseback of the four aforementioned Handymax vessels under the 2021 CMBFL Lease Financing for aggregate proceeds of $58.8 million. We repaid the outstanding indebtedness of $46.7 million related to these vessels on the ING Credit Facility as part of these transactions. The agreement for the sale and leaseback of the remaining vessel was executed in March 2021 and is expected to close in April 2021.
Under the 2021 CMBFL Lease Financing, each vessel is subject to a seven-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.25% per annum for the Handymax vessels and 3.20% for the MR vessel. Each agreement contains purchase options to re-acquire each of the subject vessels beginning on the third anniversary date from the delivery date of the respective vessel, with a purchase option for each vessel upon the expiration of each agreement.
Our 2021 CMBFL Lease Financing includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The fair market value of each vessel leased under the facility shall at all times be no less than 120% of the outstanding balance for such vessel.
2021 TSFL Lease Financing
In March 2021, we closed on the sale and leaseback of three MR vessels (STI Black Hawk, STI Notting Hill and STI Pontiac) with Taiping & Sinopec Financial Leasing Co., Ltd. for aggregate proceeds of $57.7 million (the "2021 TSFL Lease Financing"). We repaid the outstanding indebtedness of $40.7 million related to these vessels on the ING Credit Facility as part of these transactions.
Under the 2021 TSFL Lease Financing, each vessel is subject to a seven-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.2% per annum and are scheduled to be repaid in equal quarterly principal installments of approximately $0.4 million per vessel. Each agreement contains purchase options to re-acquire each of the subject vessels beginning on the second anniversary date from the delivery date of the respective vessel, with a purchase option for each vessel upon the expiration of each agreement.
Our 2021 TSFL Lease Financing includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion.
•The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
Exhaust Gas Cleaning System (Scrubber) agreement
In February 2021, we amended an agreement with respect to the purchase of scrubbers on 19 of our vessels to extend the availability period to purchase these scrubbers. The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers (under the amended agreement) and BWTS.

Amounts in thousands of US dollars	March 30, 2021
Less than 1 month	$154
1-3 months	5,417
3 months to 1 year	6,936
1-5 years	17,884
5+ years	—
Total	$30,391

Legal claim
In March 2021, we received notice of a lawsuit alleging the delivery of cargo, valued at $13.6 million, to the incorrect receiver. While we are indemnified by the charterer for this claim, we cannot be certain of the ultimate outcome of this matter, and hence the net impact on our financial results, if any, cannot be reasonably estimated.
March 2021 Exchange Offer and New Issuance of Convertible Notes
In March 2021, we completed the exchange of approximately $62.1 million in aggregate principal amount of Convertible Notes due 2022 for approximately $62.1 million in aggregate principal amount of new 3.00% Convertible Notes due 2025, or the Convertible Notes due 2025, pursuant to separate, privately negotiated, agreements with certain holders of the Convertible Notes due 2022, which we refer to as the March 2021 Exchange Offer. Simultaneously with the March 2021 Exchange Offer, we issued and sold $76.1 million in aggregate principal amount of Convertible Notes due 2025 pursuant to separate, privately negotiated, agreements with certain investors in a private offering, which we refer to as the March 2021 Convertible Notes Offering.
The Convertible Notes due 2025 are our senior, unsecured obligations and bear interest at a rate of 3.00% per year. Interest is payable semi-annually in arrears on May 15 and November 15 of each year, beginning on May 15, 2021. The Convertible Notes due 2025 will mature on May 15, 2025, unless earlier converted, redeemed or repurchased in accordance with their terms.
The conversion rate of the Convertible Notes due 2025 is initially 26.6617 common shares per $1,000 principal amount of Convertible Notes due 2025 (equivalent to an initial conversion price of approximately $37.507 per common share), and is subject to adjustment upon the occurrence of certain events as set forth in the indenture governing the Convertible Notes due 2025 (such as the payment of dividends).
Commencing on the issue date of the Convertible Notes due 2025, principal will accrete on the principal amount, compounded semi-annually, at a rate equal to 5.5202% per annum, which principal amount, together with any accretions thereon, is the “Accreted Principal Amount”. The Accreted Principal Amount at maturity will equal 125.4% of par, which together with the 3.00% interest rate, compounds to a yield-to-maturity of 8.25%.
The Convertible Notes due 2025 are freely convertible at the option of the holder and prior to the close of business on the 5th business day immediately preceding the maturity date. Upon conversion of the Convertible Notes due 2025, holders will receive shares of our common stock.
We may, subject to certain exceptions, redeem the Convertible Notes due 2025 for cash, if at any time the per share volume-weighted average price of our common shares equals or exceeds 125.4% of the conversion price then in effect on (i) each of at least 20 trading days (whether or not consecutive) during the 30 consecutive trading days ending on, and including, the trading day immediately before the applicable redemption date; and (ii) the trading day immediately before such date of the redemption notice.
The Convertible Notes due 2025 require us to comply with certain covenants such as restrictions on consolidations, mergers or sales of assets. Additionally, if we undergo a fundamental change (as defined in the indenture), holders may require us to repurchase for cash all or any portion of their notes at a fundamental change repurchase price equal to 100% of the Accreted Principal Amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date.
As of the date of this annual report, we have outstanding $138.2 million in aggregate principal amount of Convertible Notes due 2025.